Details of Significant Accounts (Details) - Schedule of Revenue-Related Contract Liabilities - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jan. 01, 2023
Schedule of Revenue-Related Contract Liabilities [Abstract]
Contract liabilities	$ 177	$ 99